Stock-based Compensation - Information Regarding Currently Outstanding and Exercisable Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lower range (in dollars per share)	$ 8.2576
Upper range (in dollars per share)	$ 80.00
Options outstanding, number of shares (in shares)	324,473	231,477
Outstanding, weighted average remaining contractual term (Year)	7 years 229 days	7 years 175 days
Exercisable, number of options (in shares)	134,614
Exercisable, weighted average remaining contractual term (Year)	6 years 14 days
Exercise Price Range One [Member]
Lower range (in dollars per share)	$ 8.2576
Upper range (in dollars per share)	$ 80.00
Options outstanding, number of shares (in shares)	181,415
Outstanding, weighted average remaining contractual term (Year)	8 years 262 days
Exercisable, number of options (in shares)	29,920
Exercisable, weighted average remaining contractual term (Year)	7 years 69 days
Exercise Price Range Two [Member]
Lower range (in dollars per share)	$ 80.01
Upper range (in dollars per share)	$ 160.00
Options outstanding, number of shares (in shares)	68,914
Outstanding, weighted average remaining contractual term (Year)	6 years 270 days
Exercisable, number of options (in shares)	37,478
Exercisable, weighted average remaining contractual term (Year)	5 years 226 days
Exercise Price Range Three [Member]
Lower range (in dollars per share)	$ 160.01
Upper range (in dollars per share)	$ 240.00
Options outstanding, number of shares (in shares)	29,489
Outstanding, weighted average remaining contractual term (Year)	5 years 343 days
Exercisable, number of options (in shares)	23,821
Exercisable, weighted average remaining contractual term (Year)	5 years 328 days
Exercise Price Range Four [Member]
Lower range (in dollars per share)	$ 240.01
Upper range (in dollars per share)	$ 320.00
Options outstanding, number of shares (in shares)	23,719
Outstanding, weighted average remaining contractual term (Year)	5 years 255 days
Exercisable, number of options (in shares)	22,459
Exercisable, weighted average remaining contractual term (Year)	5 years 244 days
Exercise Price Range Five [Member]
Lower range (in dollars per share)	$ 320.01
Upper range (in dollars per share)	$ 327.20
Options outstanding, number of shares (in shares)	20,936
Outstanding, weighted average remaining contractual term (Year)	5 years 248 days
Exercisable, number of options (in shares)	20,936
Exercisable, weighted average remaining contractual term (Year)	5 years 248 days